Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

In August 2022, the SEC adopted additional disclosure requirements regarding the relationship between a registrant’s executive compensation and its financial performance.
The following table summarizes certain information regarding pay vs. performance for the period 2021-2025:

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1)	COMPENSATION ACTUALLY PAID TO PEO (1)(2)(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs (1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs (1)(2)(3)	TOTAL SHAREHOLDER RETURN (4)	PEER GROUP SHAREHOLDER RETURN (4)	NET INCOME (LOSS) (In millions)	ADJUSTED NET EARNINGS (LOSS) (In millions) (5)
2025	$10,335,059	$6,247,206	$2,750,459	$1,968,003	77.32	268.23	$(9.0)	$(6.6)
2024	5,451,180	3,383,652	2,093,601	1,121,407	88.05	186.98	(31.2)	65.7
2023	4,773,050	4,871,457	3,546,063	3,647,863	122.20	155.35	323.8	342.2
2022	6,817,811	6,840,363	3,790,780	3,817,519	108.17	93.02	428.8	454.2
2021	8,388,523	8,059,915	3,224,127	3,050,308	107.46	142.85	298.0	337.3

(1)	For the years 2021-2022, the principal executive officer was our Chief Executive Officer, who was Dr. Gerald Paul during such years, and the non-PEO NEOs for each year were Marc Zandman, Lori Lipcaman, Johan Vandoorn, and Clarence Tse. For 2023, the principal executive officer was our Chief Executive Officer, Joel Smejkal, and the non-PEO NEOs for 2023 were Marc Zandman, Jeff Webster, Lori Lipcaman, and Roy Shoshani. For 2024, the principal executive officer was our Chief Executive Officer, Joel Smejkal, and the non-PEO NEOs for 2024 were Marc Zandman, Jeff Webster, David McConnell, Roy Shoshani, and Lori Lipcaman. For 2025, the principal executive officer was our Chief Executive Officer, Joel Smejkal, and the non-PEO NEOs for 2025 were Marc Zandman, Jeff Webster, David McConnell, Roy Shoshani, and Peter Henrici.

(2)	The reconciliation of Summary Compensation Table amounts to the compensation actually paid presented above is summarized in the following table:
	2025
	PEO	AVERAGE NON-PEO NEOs
Total Per Summary Compensation Table	$10,335,059	$2,750,459
Stock Compensation Per Summary Compensation Table	(8,245,820)	(1,202,198)
Stock Compensation Adjustments	4,157,967	591,076
Change in Pension Value Per Summary Compensation Table	–	(171,334)
Pension Service Costs	–	–
Compensation Actually Paid	$6,247,206	$1,968,003

(3)	"Compensation actually paid" is computed based on guidance in the SEC rules, and adjusts stock compensation as presented in the Summary Compensation Table (which is at grant date fair value) for changes in fair value since the grant date until the vesting date, and adjusts changes in pension value to reflect service costs.

(4)	Both total shareholder return ("TSR") and peer group TSR are determined in the same manner, calculated as the sum of cumulative dividends (assuming dividend reinvestment) and the cumulative increase or decrease in the stock price/stock index each respective year, divided by the stock price/stock index at December 31, 2020. Peer group TSR is based on the Philadelphia Semiconductor Index, which the Company utilizes as a peer group in its stock performance graph presented in Item 5 of its annual report on Form 10-K.

(5)
The “Company selected measure” is “Adjusted Net Earnings.” "Adjusted Net Earnings" is described and calculated under the heading "Performance Measures and Metrics," beginning on page 33. For several years, this measure was clearly the most important measure when evaluating pay versus performance.  All current non-equity incentive compensation metrics generally move in tandem with "Adjusted Net Earnings". In the future, we may determine that another measure is the most important financial performance measure.

Company Selected Measure Name	ADJUSTED NET EARNINGS (LOSS)
Named Executive Officers, Footnote [Text Block]
(1)	For the years 2021-2022, the principal executive officer was our Chief Executive Officer, who was Dr. Gerald Paul during such years, and the non-PEO NEOs for each year were Marc Zandman, Lori Lipcaman, Johan Vandoorn, and Clarence Tse. For 2023, the principal executive officer was our Chief Executive Officer, Joel Smejkal, and the non-PEO NEOs for 2023 were Marc Zandman, Jeff Webster, Lori Lipcaman, and Roy Shoshani. For 2024, the principal executive officer was our Chief Executive Officer, Joel Smejkal, and the non-PEO NEOs for 2024 were Marc Zandman, Jeff Webster, David McConnell, Roy Shoshani, and Lori Lipcaman. For 2025, the principal executive officer was our Chief Executive Officer, Joel Smejkal, and the non-PEO NEOs for 2025 were Marc Zandman, Jeff Webster, David McConnell, Roy Shoshani, and Peter Henrici.

Peer Group Issuers, Footnote [Text Block]
(4)	Both total shareholder return ("TSR") and peer group TSR are determined in the same manner, calculated as the sum of cumulative dividends (assuming dividend reinvestment) and the cumulative increase or decrease in the stock price/stock index each respective year, divided by the stock price/stock index at December 31, 2020. Peer group TSR is based on the Philadelphia Semiconductor Index, which the Company utilizes as a peer group in its stock performance graph presented in Item 5 of its annual report on Form 10-K.

PEO Total Compensation Amount	$ 10,335,059	$ 5,451,180	$ 4,773,050	$ 6,817,811	$ 8,388,523
PEO Actually Paid Compensation Amount	$ 6,247,206	3,383,652	4,871,457	6,840,363	8,059,915
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The reconciliation of Summary Compensation Table amounts to the compensation actually paid presented above is summarized in the following table:
	2025
	PEO	AVERAGE NON-PEO NEOs
Total Per Summary Compensation Table	$10,335,059	$2,750,459
Stock Compensation Per Summary Compensation Table	(8,245,820)	(1,202,198)
Stock Compensation Adjustments	4,157,967	591,076
Change in Pension Value Per Summary Compensation Table	–	(171,334)
Pension Service Costs	–	–
Compensation Actually Paid	$6,247,206	$1,968,003

(3)	"Compensation actually paid" is computed based on guidance in the SEC rules, and adjusts stock compensation as presented in the Summary Compensation Table (which is at grant date fair value) for changes in fair value since the grant date until the vesting date, and adjusts changes in pension value to reflect service costs.

Non-PEO NEO Average Total Compensation Amount	$ 2,750,459	2,093,601	3,546,063	3,790,780	3,224,127
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,968,003	1,121,407	3,647,863	3,817,519	3,050,308
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The reconciliation of Summary Compensation Table amounts to the compensation actually paid presented above is summarized in the following table:
	2025
	PEO	AVERAGE NON-PEO NEOs
Total Per Summary Compensation Table	$10,335,059	$2,750,459
Stock Compensation Per Summary Compensation Table	(8,245,820)	(1,202,198)
Stock Compensation Adjustments	4,157,967	591,076
Change in Pension Value Per Summary Compensation Table	–	(171,334)
Pension Service Costs	–	–
Compensation Actually Paid	$6,247,206	$1,968,003

(3)	"Compensation actually paid" is computed based on guidance in the SEC rules, and adjusts stock compensation as presented in the Summary Compensation Table (which is at grant date fair value) for changes in fair value since the grant date until the vesting date, and adjusts changes in pension value to reflect service costs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The charts below show, for the past five years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted Net Earnings.

Compensation Actually Paid vs. Net Income [Text Block]

The charts below show, for the past five years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted Net Earnings.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The charts below show, for the past five years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted Net Earnings.

Total Shareholder Return Vs Peer Group [Text Block]

The charts below show, for the past five years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the CEO and non-CEO “compensation actually paid” and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted Net Earnings.

Tabular List [Table Text Block]

The following represent the most important financial performance measures we used to link compensation actually paid for 2025 to our performance, as further described in the Compensation Discussion and Analysis section of this proxy statement:

•	adjusted net earnings;
•	adjusted gross profit margin;
•	adjusted EBITDA margin; and
•	rTSR.

Total Shareholder Return Amount	$ 77.32	88.05	122.2	108.17	107.46
Peer Group Total Shareholder Return Amount	268.23	186.98	155.35	93.02	142.85
Net Income (Loss)	$ (9,000,000)	$ (31,200,000)	$ 323,800,000	$ 428,800,000	$ 298,000,000
Company Selected Measure Amount	(6,600,000)	65,700,000	342,200,000	454,200,000	337,300,000
PEO Name	Joel Smejkal	Joel Smejkal	Joel Smejkal	Dr. Gerald Paul	Dr. Gerald Paul
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	adjusted net earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	adjusted gross profit margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	adjusted EBITDA margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	rTSR
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,245,820)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,157,967
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,202,198)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	591,076
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(171,334)
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0